Income Taxes (Schedule Of Principal Components Of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Securities valuation reserves	$ 49,893	$ 52,444
Other assets	78,289	85,490
NOL carryover	1,730,465	1,962,914
Intangible assets, net and goodwill	23,037
Other liabilities	12,386	23,433
Gross tax assets	1,894,070	2,124,281
Valuation allowance	(109,181)	(109,181)
Net tax asset	1,784,889	2,015,100
Unrealized gains on investments	(148,007)	(822,095)
Property and equipment	(45,784)	(4,452)
Other	(6,212)	(12,995)
Gross tax liability	(200,003)	(839,542)
Net deferred tax asset	$ 1,584,886	$ 1,175,558